Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 97.6%
Banks: 5.1%
20,110	Columbia Banking System, Inc.	$408,233
13,370	East West Bancorp, Inc.	704,733
7,101	Live Oak Bancshares, Inc.	205,574
17,061	Webster Financial Corp.	687,729
		2,006,269
Capital Goods: 13.7%
6,475	AO Smith Corp. - Class A	428,192
10,240	Hexcel Corp.	667,034
5,470	Lincoln Electric Holdings, Inc.	994,392
6,014	Middleby Corp. [1]	769,792
5,436	MYR Group, Inc. [1]	732,555
3,707	Trex Co., Inc. [1]	228,462
2,859	Valmont Industries, Inc.	686,760
8,535	Westinghouse Air Brake Technologies Corp.	907,014
		5,414,201
Commercial & Professional Services: 6.6%
4,968	ManpowerGroup, Inc.	364,254
5,849	MSA Safety, Inc.	922,095
3,493	Paylocity Holding Corp. [1]	634,678
4,713	Tetra Tech, Inc.	716,517
		2,637,544
Consumer Discretionary Distribution & Retail: 6.0%
4,482	Burlington Stores, Inc. [1]	606,415
8,560	Etsy, Inc. [1]	552,805
7,513	LKQ Corp.	371,969
4,144	Tractor Supply Co.	841,438
		2,372,627
Consumer Durables & Apparel: 4.2%
2,043	Deckers Outdoor Corp. [1]	1,050,286
19,219	Levi Strauss & Co. - Class A	260,994
2,743	Meritage Homes Corp.	335,716
		1,646,996
Consumer Services: 4.0%
7,266	Bright Horizons Family Solutions, Inc. [1]	591,888
857	Domino’s Pizza, Inc.	324,623
8,930	InterContinental Hotels Group PLC - ADR	667,518
		1,584,029
Consumer Staples Distribution & Retail: 2.6%
14,375	BJ’s Wholesale Club Holdings, Inc. [1]	1,025,944

Financial Services: 5.6%
3,971	Jack Henry & Associates, Inc.	600,177
4,795	LPL Financial Holdings, Inc.	1,139,532
7,810	Stifel Financial Corp.	479,846
		2,219,555
Food, Beverage & Tobacco: 4.4%
8,131	Darling Ingredients, Inc. [1]	424,438
5,355	Freshpet, Inc. [1]	352,787
10,322	Lamb Weston Holdings, Inc.	954,373
		1,731,598
Health Care Equipment & Services: 7.5%
4,926	AMN Healthcare Services, Inc. [1]	419,597
12,275	Merit Medical Systems, Inc. [1]	847,220
13,181	Omnicell, Inc. [1]	593,672
1,665	Penumbra, Inc. [1]	402,780
5,825	Quest Diagnostics, Inc.	709,835
		2,973,104
Household & Personal Products: 1.2%
5,256	Church & Dwight Co., Inc.	481,607

Insurance: 3.8%
5,527	Hanover Insurance Group, Inc.	613,386
11,871	Horace Mann Educators Corp.	348,770
3,847	Reinsurance Group America, Inc.	558,546
		1,520,702
Materials: 6.0%
4,581	AptarGroup, Inc.	572,808
11,591	Ball Corp.	577,001
7,530	Ingevity Corp. [1]	358,503
8,369	Sensient Technologies Corp.	489,419
7,175	Sonoco Products Co.	389,961
		2,387,692
Media & Entertainment: 1.8%
17,448	New York Times Co. - Class A	718,858

Pharmaceuticals, Biotechnology & Life Sciences: 2.2%
5,108	Azenta, Inc. [1]	256,371
2,636	ICON PLC [1]	649,115
		905,486
Real Estate Management & Development: 6.2%
5,634	Camden Property Trust - REIT	532,864
3,880	EastGroup Properties, Inc. - REIT	646,136
2,258	Federal Realty Investment Trust	204,643
4,885	Jones Lang LaSalle, Inc. [1]	689,664
12,069	LTC Properties, Inc. - REIT	387,777
		2,461,084
Semiconductors & Semiconductor Equipment: 5.1%
21,888	Allegro MicroSystems, Inc. [1]	699,102
2,669	First Solar, Inc. [1]	431,284
2,974	SolarEdge Technologies, Inc. [1]	385,163
13,132	Wolfspeed, Inc. [1]	500,329
		2,015,878
Software & Services: 2.3%
5,619	CyberArk Software Ltd. [1]	920,223

Technology Hardware & Equipment: 4.8%
7,192	IPG Photonics Corp. [1]	730,276
3,921	Rogers Corp. [1]	515,494
12,340	Trimble, Inc. [1]	664,632
		1,910,402
Transportation: 1.8%
3,732	JB Hunt Transport Services, Inc.	703,557

Utilities: 2.7%
9,408	Avangrid, Inc.	283,839
7,266	Essential Utilities, Inc.	249,442
7,835	Ormat Technologies, Inc.	547,823
		1,081,104
TOTAL COMMON STOCKS (Cost $41,645,881)		38,718,460

SHORT-TERM INVESTMENTS: 2.5%
Money Market Funds: 2.5%
990,822	Invesco-Government & Agency Portfolio - Institutional Class, 5.260% [2]	990,822
Total Money Market Funds: 2.5%		990,822

TOTAL SHORT-TERM INVESTMENTS (Cost $990,822)		990,822

TOTAL INVESTMENTS IN SECURITIES: 100.1% (Cost $42,636,702)		39,709,282
Liabilities in Excess of Other Assets: (0.1)%		(43,789)
TOTAL NET ASSETS: 100.0%		$39,665,493

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Trillium ESG Small/Mid Cap Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Trillium ESG Small/Mid Cap Fund
Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$38,718,460	$–	$–	$38,718,460
Short-Term Investments	990,822	–	–	990,822
Total Investments in Securities	$39,709,282	$–	$–	$39,709,282